SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subordinated liabilities [text block] [Abstract]
Schedule of Movement in Subordinated Liabilities
The movement in subordinated liabilities during the year was as follows:

	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
The Group	£m	£m	£m	£m
At 1 January 2019	3,210	529	9,006	12,745

Issued during the year:
4.1378% Dated Subordinated Notes due 2026	—	—	492	492
2.68229% Dated Subordinated Notes due 2038	—	—	70	70
2.0367% Dated Subordinated Notes due 2028	—	—	218	218
	—	—	780	780
Repurchases and redemptions during the year[1]:
13% Step-up Perpetual Capital Securities callable 2019	(49)	—	—	(49)
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019	—	—	(135)	(135)
9.375% Subordinated Bonds 2021	—	—	(328)	(328)
6.375% Subordinated Instruments 2019	—	—	(250)	(250)
	(49)	—	(713)	(762)
Foreign exchange movements	(83)	(36)	(276)	(395)
Other movements (all non-cash)	189	23	6	218
At 31 December 2019	3,267	516	8,803	12,586

Issued during the year:
2.6787% Fixed rate bond due 2025	—	—	303	303
£914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	471	471
£393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	293	293
	—	—	1,067	1,067
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	(119)	—	—	(119)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	(519)	—	—	(519)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	(123)	—	—	(123)
6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million)	(580)	—	—	(580)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	(289)	—	—	(289)
6.5% Dated Subordinated Notes 2020 (€1,500 million)	—	—	(1,464)	(1,464)
4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)	—	—	(276)	(276)
5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)	—	—	(370)	(370)
6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)	—	—	(674)	(674)
Subordinated Floating Rate Notes 2020 (€100 million)	—	—	(90)	(90)
9.625% Subordinated Bonds 2023 (£300 million)	—	—	(240)	(240)
7.375% Dated Subordinated Notes 2020	—	—	(4)	(4)
	(1,630)	—	(3,118)	(4,748)
Foreign exchange movements	(59)	15	105	61
Other movements (all non-cash)	194	(26)	108	276
At 31 December 2020	1,772	505	6,965	9,242
1The repurchases and redemptions resulted in cash outflows of £4,156 million (2019: £762 million).
Certain of the above securities were issued or redeemed under exchange offers, which did not result in an extinguishment of the original financial liability for accounting purposes.

	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
The Bank	£m	£m	£m	£m
At 1 January 2019	2,312	437	6,779	9,528
Issued in the year:
4.1378% Dated Subordinated Notes due 2026	—	—	492	492
2.68229% Dated Subordinated Notes due 2038	—	—	70	70
2.0367% Dated Subordinated Notes due 2028	—	—	218	218
	—	—	780	780
Repurchases and redemptions during the year[1]:
13% Step-up Perpetual Capital Securities callable 2019	(49)	—	—	(49)
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019	—	—	(135)	(135)
	(49)	—	(135)	(184)
Foreign exchange movements	(57)	(12)	(206)	(275)
Other movements (all non-cash)	28	—	32	60
At 31 December 2019	2,234	425	7,250	9,909
Issued in the year:
2.6787% Fixed rate bond due 2025	—	—	303	303
£914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	517	517
£393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	394	394
	—	—	1,214	1,214
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	(119)	—	—	(119)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	(519)	—	—	(519)
6.5% Dated Subordinated Notes 2020 (€1,500 million)	—	—	(1,464)	(1,464)
5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)	—	—	(370)	(370)
6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)	—	—	(674)	(674)
Subordinated Floating Rate Notes 2020 (€100 million)	—	—	(90)	(90)
9.625% Subordinated Bonds 2023 (£300 million)	—	—	(240)	(240)
7.375% Dated Subordinated Notes 2020	—	—	(4)	(4)
	(638)	—	(2,842)	(3,480)
Foreign exchange movements	(43)	(10)	50	(3)
Other movements (all non-cash)	19	(1)	93	111
At 31 December 2020	1,572	414	5,765	7,751
1The repurchases and redemptions resulted in cash outflows of £2,726 million (2019: £184 million).